Columbia New York Intermediate Municipal Bond Fund
First Quarter Report
January 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Municipal Bonds 98.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 4.1%
Build Resource Corp.(a)
Revenue Bonds
Airport Facilities
Series 2025
07/01/2043	5.500%	500,000	541,044
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	650,000	620,832
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2036	5.000%	800,000	848,084
12/01/2038	4.000%	300,000	299,815
Revenue Bonds
John F. Kennedy International Airport New Terminal One Project
Series 2025
06/30/2040	6.000%	500,000	569,979
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2040	5.500%	500,000	533,852
Total			3,413,606
Charter Schools 3.2%
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	360,000	360,267
Build NYC Resource Corp.
Revenue Bonds
The Renaissance Charter School 2 Project
Series 2025
06/15/2045	5.250%	250,000	247,816
Build Resource Corp.
Revenue Bonds
Sucess Academy Charter School
Series 2024
09/01/2033	5.000%	1,000,000	1,099,566
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2040	5.000%	900,000	906,916
Total			2,614,565
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Health Services 1.3%
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,000,000	1,108,985
Higher Education 7.3%
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	174,238
07/01/2034	5.000%	200,000	210,866
07/01/2035	5.000%	200,000	210,345
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	229,485
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	514,738
Revenue Bonds
Marist College Project
Series 2018
07/01/2031	5.000%	170,000	179,595
07/01/2032	5.000%	210,000	221,395
07/01/2033	5.000%	205,000	215,734
Madison County Capital Resource Corp.
Refunding Revenue Bonds
Colgate University Project
Series 2025
07/01/2042	5.000%	425,000	470,236
New York State Dormitory Authority
Refunding Revenue Bonds
Iona University
Series 2025
07/01/2032	5.000%	500,000	575,032
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	181,264
07/01/2030	5.000%	150,000	154,911
Revenue Bonds
New York University
Series 2019A
07/01/2037	5.000%	2,000,000	2,133,459

Columbia New York Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
Series 2018
07/01/2034	5.000%	575,000	601,553
Total			6,072,851
Hospital 6.7%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany Medical Center Hospital Project
Series 2025
05/01/2043	5.250%	500,000	551,968
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,295,721
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,007,914
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,013,716
Montefiore Obligated Group
Series 2020A
09/01/2037	4.000%	300,000	287,958
Northwell Health Obligated Group
Series 2025
05/01/2042	5.000%	500,000	540,719
Revenue Bonds
White Plains Hospital Obligated Group
Series 2024
10/01/2033	5.000%	750,000	829,859
Total			5,527,855
Joint Power Authority 1.0%
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2040	5.250%	500,000	576,156
Series 2024A
11/15/2041	5.000%	250,000	280,079
Total			856,235
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 15.1%
City of New York
Unlimited General Obligation Bonds
Fiscal 2026
Series 2025A-1
08/01/2035	5.000%	500,000	589,952
Series 2024C
03/01/2038	5.000%	1,365,000	1,530,644
Series 2025D
10/01/2043	5.000%	500,000	541,248
Unlimited General Obligation Refunding Bonds
Subordinated Series 2023F-1
08/01/2038	5.000%	250,000	277,235
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	1,815,000
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,176,523
County of Monroe(a)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,390,541
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,057,165
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	790,267
New York State Dormitory Authority
Revenue Bonds
School District Building Financing Program
Series 2018
10/01/2032	5.000%	1,000,000	1,015,564
School Districts Revenue Bond Financing Program
Series 2023 (AGM)
10/01/2040	5.000%	300,000	324,717
Total			12,508,856
Multi-Family 4.2%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	757,581
10/01/2029	5.000%	1,290,000	1,339,294
Columbia New York Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Housing Development Corp.
Refunding Revenue Bonds
8 Spruce Street Project
Series 2024
12/15/2031	4.000%	500,000	515,929
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	430,112
05/01/2031	5.000%	400,000	409,247
Total			3,452,163
Municipal Power 6.5%
Long Island Power Authority
Refunding Revenue Bonds
Series 2016B
09/01/2027	5.000%	1,000,000	1,016,553
09/01/2030	5.000%	750,000	760,880
Series 2024A
09/01/2041	5.000%	2,000,000	2,232,971
Revenue Bonds
General
Series 2017
09/01/2035	5.000%	1,200,000	1,243,689
Green Bonds
Series 2023E
09/01/2040	5.000%	160,000	177,742
Total			5,431,835
Other Bond Issue 1.4%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	102,223
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2034	4.000%	500,000	507,472
10/31/2041	4.000%	570,000	549,781
Total			1,159,476
Pool / Bond Bank 0.6%
New York State Dormitory Authority
Revenue Bonds
Series 2025
10/01/2036	5.000%	400,000	468,643
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ports 7.2%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2038	4.000%	1,400,000	1,421,448
Series 2018-209
07/15/2034	5.000%	2,500,000	2,646,161
Series 2018-211
09/01/2036	5.000%	1,000,000	1,056,463
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
Series 2023-238
07/15/2038	5.000%	500,000	548,088
Series 2024-246
09/01/2042	5.000%	250,000	268,720
Total			5,940,880
Prepaid Gas 0.6%
New York Energy Finance Development Corp.(c)
Revenue Bonds
Series 2025 (Mandatory Put 12/01/33)
07/01/2056	5.000%	500,000	532,860
Retirement Communities 3.6%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	758,838
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	550,817
11/15/2030	5.000%	650,000	650,948
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,040,573
Total			3,001,176
Sales Tax 4.3%
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2023A-1
03/15/2040	5.000%	1,000,000	1,113,369

Columbia New York Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Revenue Bonds
Series 2024A-1
05/15/2042	5.000%	1,500,000	1,650,259
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2039	5.000%	750,000	839,077
Total			3,602,705
Single Family 0.1%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	110,000	108,960
Special Non Property Tax 12.2%
Metropolitan Transportation Authority
Special Tax Bonds
Series 2024A
11/15/2041	5.000%	325,000	363,088
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,108,307
Subordinated Series 2024
11/01/2039	5.000%	1,000,000	1,122,204
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,059,200
Multi-Modal
Subordinated Series 2023A
05/01/2039	5.000%	500,000	553,535
New York State Dormitory Authority
Refunding Revenue Bonds
Bid Group 2
Series 2025A
03/15/2042	5.000%	1,000,000	1,111,261
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,003,965
Series 2023A
03/15/2039	5.000%	500,000	559,811
Series 2025C
03/15/2039	5.000%	500,000	577,494
Revenue Bonds
Series 2024A
03/15/2039	5.000%	500,000	566,874
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,133,260
Total			10,158,999
Special Property Tax 1.9%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,024,756
Triborough Bridge & Tunnel Authority
Revenue Bonds
TBTA Capital Lockbox Fund
Series 2025
12/01/2041	5.000%	500,000	559,093
Total			1,583,849
Tobacco 3.8%
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement
Series 2021
06/01/2037	4.000%	1,170,000	1,148,709
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,043,561
Total			3,192,270
Transportation 6.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	2,645,208
Series 2024A
11/15/2040	5.000%	1,000,000	1,087,757
Metropolitan Transportation Authority(d)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,354,276
Total			5,087,241
Turnpike / Bridge / Toll Road 6.2%
New York State Thruway Authority
Junior Refunding Revenue Bonds
Series 2026A
01/01/2038	5.000%	500,000	585,546
Columbia New York Intermediate Municipal Bond Fund  | 2026

Portfolio of Investments  (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2026 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 2024P
01/01/2042	5.000%	500,000	553,352
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
MTA Bridges and Tunnels
Series 2023
11/15/2037	5.000%	500,000	564,370
Series 2018-B
11/15/2031	5.000%	2,000,000	2,294,027
Revenue Bonds
Series 2024A-1
11/15/2041	5.000%	1,000,000	1,113,888
Total			5,111,183
Water & Sewer 1.3%
New York City Municipal Water Finance Authority
Revenue Bonds
Second General Resolution
Series 2025BB
06/15/2043	5.000%	1,000,000	1,100,149
Total Municipal Bonds (Cost $81,441,470)			82,035,342

Money Market Funds 0.5%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.029%(e)	406,240	406,281
Total Money Market Funds (Cost $406,240)		406,281
Total Investments in Securities (Cost: $81,847,710)		82,441,623
Other Assets & Liabilities, Net		702,277
Net Assets		83,143,900
Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2026, the total value of these securities amounted to $1,267,183, which represents 1.52% of total net assets.

(c)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2026.

(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2026.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia New York Intermediate Municipal Bond Fund  | 2026

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